Other non-current assets and Trade and other current assets	12 Months Ended
Dec. 31, 2018
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Other non-current assets and Trade and other current assets
14	Other non-current assets and Trade and other current assets

	2018	2017	2016
	(€’000)
Other non-current assets
Data-center-related prepaid expenses	4,305	2,708	3,507
Rental and other supplier deposits	4,069	3,736	3,056
Collateralized cash	3,524	3,529	3,328
Deferred setup cost	2,413	2,806	1,502
Deferred financing costs	1,741	—	142
Deferred rent related stamp duties	791	895	379
	16,843	13,674	11,914

	2018	2017	2016
	(€’000)
Trade and other current assets
Trade receivables – net (Note 20)	99,904	113,518	91,451
Accrued revenue	41,754	36,575	34,560
Prepaid expenses and other current assets	27,061	16,745	15,992
Taxes receivable	24,029	12,415	5,416
Collateralized cash	12,865	533	402
	205,613	179,786	147,821

Accrued revenue relates to service-fee holidays provided in relation to our long-term customer contracts. As of December 31, 2018, €16.5 million of the accrued revenue balance will not be realized within 12 months.

Prepaid expenses and other current assets principally comprise accrued income, prepaid insurances, rental and other related operational data center and construction-related prepayments.

As at December 31, 2018, collateralized cash amounting to €16.4 million is held to support the issuance of bank guarantees on behalf of a number of subsidiary companies (2017: €4.1 million; 2016: €3.7 million).